Investment In Millburn Multi-Markets Trading L.P. (Schedule Of Capital Withdrawls Payable) (Details) (Millburn Multi-Markets Trading L.P. [Member], USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Capital withdrawals payable	$ 6,313,976		$ 5,902,350
Redemption penalty payable	2,510		25,211
Direct Investor [Member]
Schedule of Equity Method Investments [Line Items]
Capital withdrawals payable	719,707	[1]	2,058,576	[1]
U.S. Feeder [Member]
Schedule of Equity Method Investments [Line Items]
Capital withdrawals payable	5,594,269	[2]	3,159,327	[2]
Cayman Feeder [Member]
Schedule of Equity Method Investments [Line Items]
Capital withdrawals payable			684,447
General Partner [Member]
Schedule of Equity Method Investments [Line Items]
Transfer of New Profit Memo Account to General Partner	$ 249,786		$ 58,576

[1]	Includes General Partner redemptions at December 31, 2012 and 2011 of $249,786 and $58,576, respectively
[2]	Net of redemption penalty payable at December 31, 2012 and 2012 of $2,510 and $25,211, respectively